Business developments - Business developments (Details 5) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Net revenues	SFr 5,103	SFr 7,574	SFr 6,194	SFr 12,677	SFr 11,970
Total operating expenses	SFr 4,315	SFr 3,937	SFr 4,347	SFr 8,252	SFr 8,354
Allfunds Group [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Description of Transaction	As previously disclosed, during 2019 and 2020 Credit Suisse held an equity investment in Allfunds Group following the transfer of the Group’s open architecture investment fund platform Credit Suisse InvestLab AG to Allfunds Group. On April 23, 2021, Allfunds Group announced a successful IPO on the Euronext Amsterdam exchange with an initial market capitalization of EUR 7.24 billion on the day of the listing. Following the IPO, the Group holds an equity interest in Allfunds Group of 9.4%, which has been reclassified to trading assets from other investments. Net revenues included a gain of CHF 317 million reflecting the share price development after the IPO as well as the reduction of our equity interest from 14.0% to 9.4%. Operating expenses included CHF 19 million of costs directly related to the IPO of Allfunds Group.
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	9.40%	14.00%
Net revenues	SFr 317
Total operating expenses	SFr 19